Segment Reporting (Details) - Schedule of information about geographical areas - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2023	Feb. 28, 2022
Schedule of information about geographical areas [Abstract]
Total		R 2,184,381	R 1,895,333
South Africa [Member]
Schedule of information about geographical areas [Abstract]
Total	[1]	1,417,103	1,295,683
Africa-Other [Member]
Schedule of information about geographical areas [Abstract]
Total	[1]	116,463	92,517
Europe [Member]
Schedule of information about geographical areas [Abstract]
Total	[1]	270,379	192,712
Asia-Pacific, Middle East & USA [Member]
Schedule of information about geographical areas [Abstract]
Total	[1],[2]	R 380,436	R 314,421

[1]	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
[2]	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 140.0 million (2022: ZAR 113.0 million).